Pension and other schemes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension and other schemes
Pension cost, contributions payable	£ 2,329	£ 2,068
Outstanding defined contribution pension costs	£ 423	£ 8